F/m 3-Year Investment Grade Corporate Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)

CORPORATE BONDS - 98.4%	Par	Value
Communications - 3.1%
AT&T, Inc., 4.35%, 03/01/2029	$84,000	$84,479
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.25%, 01/15/2029	93,000	86,490
Comcast Corp., 4.55%, 01/15/2029	86,000	87,213
Cox Communications, Inc., 5.45%, 09/15/2028 (a)	86,000	88,577
Fox Corp., 4.71%, 01/25/2029	85,000	86,270
Interpublic Group of Cos., Inc., 4.65%, 10/01/2028	82,000	81,980
Meta Platforms, Inc., 4.60%, 05/15/2028	86,000	87,679
Netflix, Inc., 5.88%, 11/15/2028	83,000	87,545
Paramount Global, 3.70%, 06/01/2028	88,000	86,482
Rogers Communications, Inc., 5.00%, 02/15/2029	85,000	86,687
Sprint Capital Corp., 6.88%, 11/15/2028	79,000	85,088
T-Mobile USA, Inc., 4.85%, 01/15/2029	86,000	87,930
Verizon Communications, Inc., 3.88%, 02/08/2029	86,000	85,589
Vodafone Group PLC, 4.38%, 05/30/2028	84,000	85,364
		1,207,373

Consumer Discretionary - 8.4%
Amazon.com, Inc., 3.45%, 04/13/2029	88,000	86,994
American Honda Finance Corp., 4.25%, 09/01/2028	86,000	86,463
Aptiv Swiss Holdings Ltd., 4.35%, 03/15/2029	86,000	86,592
Automatic Data Processing, Inc., 1.70%, 05/15/2028	89,000	84,763
AutoNation, Inc., 1.95%, 08/01/2028	91,000	85,667
AutoZone, Inc., 6.25%, 11/01/2028	80,000	84,790
Best Buy Co., Inc., 4.45%, 10/01/2028	86,000	86,907
Block Financial LLC, 2.50%, 07/15/2028	89,000	84,777
BMW US Capital LLC, 4.90%, 04/02/2029 (a)	84,000	85,876
Brunswick Corp./DE, 5.85%, 03/18/2029	82,000	84,632
Carnival Corp., 4.00%, 08/01/2028 (a)	89,000	87,467
Delta Air Lines, Inc., 4.95%, 07/10/2028	86,000	87,319
ERAC USA Finance LLC, 5.00%, 02/15/2029 (a)	85,000	87,382
General Motors Financial Co., Inc., 4.20%, 10/27/2028	86,000	86,052
Genuine Parts Co., 6.50%, 11/01/2028	80,000	84,724
Home Depot, Inc., 3.75%, 09/15/2028	86,000	85,980
Hyatt Hotels Corp., 4.38%, 09/15/2028	86,000	86,273
Hyundai Capital America, 4.25%, 09/18/2028 (a)	86,000	85,953
Las Vegas Sands Corp., 5.63%, 06/15/2028	83,000	84,897
Leggett & Platt, Inc., 4.40%, 03/15/2029	88,000	86,506
LKQ Corp., 5.75%, 06/15/2028	83,000	85,814
Lowe's Cos., Inc., 4.00%, 10/15/2028	86,000	86,024
Magna International, Inc., 5.05%, 03/14/2029	84,000	86,369
Marriott International, Inc./MD, 5.55%, 10/15/2028	82,000	85,317
Mattel, Inc., 3.75%, 04/01/2029 (a)	88,000	85,883
McDonald's Corp., 4.80%, 08/14/2028	85,000	86,761
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	88,000	86,216
Mohawk Industries, Inc., 5.85%, 09/18/2028	85,000	88,710
O'Reilly Automotive, Inc., 4.35%, 06/01/2028	87,000	87,716
Polaris, Inc., 6.95%, 03/15/2029	80,000	85,055
RELX Capital, Inc., 4.00%, 03/18/2029	86,000	85,807
Southwest Airlines Co., 4.38%, 11/15/2028	86,000	86,001
Stanley Black & Decker, Inc., 4.25%, 11/15/2028	84,000	84,082
Starbucks Corp., 4.50%, 05/15/2028	87,000	87,884
TJX Cos., Inc., 1.15%, 05/15/2028	91,000	85,295
Toyota Motor Credit Corp., 4.05%, 09/05/2028	86,000	86,322
UL Solutions, Inc., 6.50%, 10/20/2028	80,000	84,454
United Airlines, Inc., 4.63%, 04/15/2029 (a)	86,000	85,565
		3,269,289

Consumer Staples - 7.0%
Ahold Finance USA LLC, 6.88%, 05/01/2029	80,000	87,046
Alimentation Couche-Tard, Inc., 4.15%, 09/29/2028 (a)	86,000	86,250
Altria Group, Inc., 6.20%, 11/01/2028	80,000	84,602
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	86,000	87,940
BAT International Finance PLC, 5.93%, 02/02/2029	82,000	86,197
Campbell's Co., 5.20%, 03/21/2029	84,000	86,461
Clorox Co., 4.40%, 05/01/2029	84,000	84,913
Conagra Brands, Inc., 4.85%, 11/01/2028	82,000	83,131
Constellation Brands, Inc., 4.80%, 01/15/2029	86,000	87,511
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029 (a)	89,000	87,762
Dollar General Corp., 5.20%, 07/05/2028	84,000	86,131
Dollar Tree, Inc., 4.20%, 05/15/2028	86,000	85,907
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	85,000	85,884
General Mills, Inc., 5.50%, 10/17/2028	82,000	85,138
Hershey Co., 4.25%, 05/04/2028	85,000	85,943
Hormel Foods Corp., 1.70%, 06/03/2028	92,000	87,180
J M Smucker Co., 5.90%, 11/15/2028	81,000	84,960
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.00%, 02/02/2029	90,000	86,738
Kellanova, 4.30%, 05/15/2028	85,000	85,575
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	85,000	85,218
Kimberly-Clark Corp., 3.20%, 04/25/2029	88,000	85,947
Kraft Heinz Foods Co., 4.63%, 01/30/2029	81,000	82,322
Kroger Co., 4.50%, 01/15/2029	86,000	87,232
Mondelez International, Inc., 4.25%, 05/06/2028	85,000	85,469
PepsiCo, Inc., 4.10%, 01/15/2029	87,000	87,579
Philip Morris International, Inc., 3.88%, 10/27/2028	86,000	85,772
Procter & Gamble Co., 4.35%, 01/29/2029	86,000	87,718
Smithfield Foods, Inc., 5.20%, 04/01/2029 (a)	82,000	83,167
Sysco Corp., 5.75%, 01/17/2029	82,000	85,877
Target Corp., 4.35%, 06/15/2028	86,000	86,968
Tyson Foods, Inc., 5.40%, 03/15/2029	82,000	84,839
Walmart, Inc., 1.50%, 09/22/2028	92,000	86,883
		2,750,260

Energy - 6.6%
Antero Resources Corp., 7.63%, 02/01/2029 (a)	85,000	86,360
BP Capital Markets America, Inc., 4.70%, 04/10/2029	84,000	85,723
Cheniere Energy, Inc., 4.63%, 10/15/2028	86,000	86,000
Chevron USA, Inc., 4.05%, 08/13/2028	87,000	87,796
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	84,000	87,466
ConocoPhillips Co., 6.95%, 04/15/2029	78,000	85,175
Coterra Energy, Inc., 4.38%, 03/15/2029	86,000	86,141
Devon Energy Corp., 5.88%, 06/15/2028	86,000	86,027
Enbridge, Inc., 4.60%, 06/20/2028	86,000	86,949
Energy Transfer LP, 6.10%, 12/01/2028	81,000	85,126
Enterprise Products Operating LLC, 4.30%, 06/20/2028	85,000	85,700
EOG Resources, Inc., 4.40%, 07/15/2028	86,000	87,001
EQT Corp., 4.50%, 01/15/2029	83,000	83,068
Equinor ASA, 4.25%, 06/02/2028	86,000	86,872
Expand Energy Corp., 5.38%, 02/01/2029	86,000	86,195
Kinder Morgan, Inc., 5.00%, 02/01/2029	85,000	87,120
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (a)	84,000	84,428
MPLX LP, 4.80%, 02/15/2029	85,000	86,364
Occidental Petroleum Corp., 6.38%, 09/01/2028	83,000	87,077
ONEOK, Inc., 5.65%, 11/01/2028	82,000	85,175
Ovintiv, Inc., 5.65%, 05/15/2028	83,000	85,459
Schlumberger Holdings Corp., 4.50%, 05/15/2028 (a)	85,000	85,788
Shell International Finance BV, 3.88%, 11/13/2028	87,000	87,119
Targa Resources Corp., 6.15%, 03/01/2029	80,000	84,357
TotalEnergies Capital International SA, 3.46%, 02/19/2029	88,000	86,626
TransCanada PipeLines Ltd., 4.25%, 05/15/2028	86,000	86,232
Valero Energy Corp., 4.00%, 04/01/2029	86,000	85,492
Western Midstream Operating LP, 6.35%, 01/15/2029	79,000	83,363
Williams Cos., Inc., 4.90%, 03/15/2029	84,000	85,785
Woodside Finance Ltd., 4.90%, 05/19/2028	82,000	83,222
		2,575,206

Financials - 32.4%(b)
Agree LP, 2.00%, 06/15/2028	90,000	85,696
Air Lease Corp., 5.10%, 03/01/2029	83,000	84,294
Aircastle Ltd., 5.95%, 02/15/2029 (a)	82,000	85,589
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	84,000	85,896
American Express Co., 4.35% to 07/20/2028 then SOFR + 0.81%, 07/20/2029	87,000	87,711
American Homes 4 Rent LP, 4.90%, 02/15/2029	82,000	83,551
American Tower Corp., 5.20%, 02/15/2029	85,000	87,435
Ameriprise Financial, Inc., 5.70%, 12/15/2028	82,000	85,923
Aon North America, Inc., 5.15%, 03/01/2029	83,000	85,455
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	82,000	86,029
Apollo Management Holdings LP, 4.87%, 02/15/2029 (a)	87,000	88,326
Ares Capital Corp., 5.88%, 03/01/2029	83,000	85,282
Ares Management Corp., 6.38%, 11/10/2028	83,000	87,738
Ares Strategic Income Fund, 4.85%, 01/15/2029 (a)	86,000	84,904
Assured Guaranty US Holdings, Inc., 6.13%, 09/15/2028	80,000	84,118
Athene Global Funding, 4.83%, 05/09/2028 (a)	85,000	85,770
AvalonBay Communities, Inc., 1.90%, 12/01/2028	93,000	87,633
Aviation Capital Group LLC, 6.75%, 10/25/2028 (a)	81,000	86,036
Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (a)	83,000	86,006
Bank of America Corp., 4.62% (SOFR + 1.11%), 05/09/2029	82,000	83,119
Bank of Montreal, 5.72%, 09/25/2028	84,000	87,720
Bank of New York Mellon Corp., 4.98% to 03/14/2029 then SOFR + 1.09%, 03/14/2030	84,000	86,615
Bank of Nova Scotia, 5.25%, 06/12/2028	85,000	87,647
Barings BDC, Inc., 5.20%, 09/15/2028	86,000	85,667
BGC Group, Inc., 8.00%, 05/25/2028	79,000	84,385
BlackRock Funding, Inc., 4.70%, 03/14/2029	84,000	86,052
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/2028 (a)	92,000	86,275
Blackstone Private Credit Fund, 7.30%, 11/27/2028	79,000	83,987
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	92,000	86,964
Blue Owl Capital Corp., 5.95%, 03/15/2029	84,000	85,056
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	77,000	81,530
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029 (c)	84,000	85,522
Boston Properties LP, 4.50%, 12/01/2028	87,000	87,424
Brighthouse Financial Global Funding, 2.00%, 06/28/2028 (a)	92,000	86,134
Brookfield Finance, Inc., 4.85%, 03/29/2029	84,000	85,486
Brown & Brown, Inc., 4.70%, 06/23/2028	86,000	86,832
Camden Property Trust, 4.10%, 10/15/2028	86,000	86,397
Canadian Imperial Bank of Commerce, 5.26%, 04/08/2029	82,000	85,055
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (a)	80,000	85,114
Capital One Financial Corp., 5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030	82,000	85,387
CBRE Services, Inc., 5.50%, 04/01/2029	80,000	83,027
Charles Schwab Corp., 6.20% (SOFR + 1.88%), 11/17/2029	80,000	84,856
Cincinnati Financial Corp., 6.92%, 05/15/2028	79,000	84,336
Citigroup, Inc., 5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030	84,000	86,412
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (c)	83,000	86,481
CME Group, Inc., 3.75%, 06/15/2028	86,000	86,036
CNA Financial Corp., 3.90%, 05/01/2029	86,000	85,175
CNO Global Funding, 4.38%, 09/08/2028 (a)	86,000	86,233
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	83,000	86,457
COPT Defense Properties LP, 2.00%, 01/15/2029	92,000	85,750
Corebridge Global Funding, 4.25%, 08/21/2028 (a)	86,000	86,211
Crown Castle, Inc., 4.80%, 09/01/2028	85,000	86,120
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (a)	89,000	86,563
CubeSmart LP, 2.25%, 12/15/2028	91,000	86,150
Digital Realty Trust LP, 4.45%, 07/15/2028	83,000	83,660
Equinix, Inc., 2.00%, 05/15/2028	93,000	88,626
Equitable America Global Funding, 4.65%, 06/09/2028 (a)	86,000	86,939
ERP Operating LP, 4.15%, 12/01/2028	87,000	87,451
Essex Portfolio LP, 4.00%, 03/01/2029	86,000	85,494
Extra Space Storage LP, 3.90%, 04/01/2029	88,000	86,986
F&G Global Funding, 4.65%, 09/08/2028 (a)	86,000	86,271
Fidelity National Financial, Inc., 4.50%, 08/15/2028	86,000	86,427
Fifth Third Bancorp, 6.34% (SOFR + 2.34%), 07/27/2029	83,000	87,453
Fiserv, Inc., 5.38%, 08/21/2028	83,000	85,101
Fortitude Global Funding, 4.63%, 10/06/2028 (a)	86,000	86,063
FS KKR Capital Corp., 7.88%, 01/15/2029	82,000	85,396
GATX Corp., 4.70%, 04/01/2029	84,000	85,136
Global Net Lease, Inc., 4.50%, 09/30/2028 (a)	88,000	85,783
Global Payments, Inc., 4.45%, 06/01/2028	87,000	87,176
Globe Life, Inc., 4.55%, 09/15/2028	85,000	85,888
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029	86,000	87,571
Goldman Sachs Group, Inc., 4.15% to 10/21/2028 then SOFR + 0.90%, 10/21/2029	86,000	86,062
Goldman Sachs Private Credit Corp., 5.38%, 01/31/2029 (a)	86,000	86,058
Golub Capital BDC, Inc., 7.05%, 12/05/2028	82,000	86,332
Golub Capital Private Credit Fund, 5.45%, 08/15/2028 (a)	87,000	87,541
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/2028 (a)	87,000	86,892
Guardian Life Global Funding, 4.07%, 09/05/2028 (a)	86,000	86,127
Healthpeak OP LLC, 2.13%, 12/01/2028	93,000	87,539
Highwoods Realty LP, 4.20%, 04/15/2029	88,000	86,685
Horace Mann Educators Corp., 7.25%, 09/15/2028	81,000	86,950
HPS Corporate Lending Fund, 4.90%, 09/11/2028 (a)	86,000	85,375
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	83,000	87,168
Intercontinental Exchange, Inc., 3.63%, 09/01/2028	87,000	86,177
Invitation Homes Operating Partnership LP, 2.30%, 11/15/2028	91,000	86,495
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	84,000	87,100
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028	79,000	84,575
JPMorgan Chase & Co., 5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	82,000	85,817
Kilroy Realty LP, 4.75%, 12/15/2028	87,000	87,324
Lazard Group LLC, 4.38%, 03/11/2029	86,000	86,214
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)	87,000	87,617
Lincoln Financial Global Funding, 4.63%, 05/28/2028 (a)	84,000	84,822
LPL Holdings, Inc., 6.75%, 11/17/2028	78,000	83,192
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029	78,000	84,607
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (a)	82,000	86,196
Macquarie Bank Ltd., 4.33%, 06/12/2028 (a)	86,000	86,979
Main Street Capital Corp., 5.40%, 08/15/2028	86,000	86,214
Marex Group PLC, 5.83%, 05/08/2028	85,000	86,258
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	86,000	86,960
MGIC Investment Corp., 5.25%, 08/15/2028	87,000	87,002
Mid-America Apartments LP, 3.95%, 03/15/2029	86,000	85,666
Morgan Stanley, 4.13% to 10/18/2028 then SOFR + 0.91%, 10/18/2029	86,000	85,991
Mutual of Omaha Cos. Global Funding, 4.51%, 06/09/2028 (a)	86,000	87,030
Nasdaq, Inc., 5.35%, 06/28/2028	83,000	85,615
New Mountain Finance Corp., 6.88%, 02/01/2029	85,000	86,712
New York Life Global Funding, 4.15%, 07/25/2028 (a)	87,000	87,344
NNN REIT, Inc., 4.30%, 10/15/2028	85,000	85,515
North Haven Private Income Fund LLC, 5.13%, 09/25/2028 (a)	86,000	85,709
Northern Trust Corp., 3.65%, 08/03/2028	87,000	86,719
Northwestern Mutual Global Funding, 4.13%, 08/25/2028 (a)	86,000	86,379
Nuveen LLC, 4.00%, 11/01/2028 (a)	87,000	87,069
Oaktree Specialty Lending Corp., 7.10%, 02/15/2029	85,000	87,292
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	78,000	84,042
Pacific Life Global Funding II, 4.90%, 01/11/2029 (a)	82,000	83,949
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.35%, 03/30/2029 (a)	84,000	86,707
PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), 06/12/2029	83,000	86,051
Principal Life Global Funding II, 4.25%, 08/18/2028 (a)	86,000	86,431
Progressive Corp., 4.00%, 03/01/2029	86,000	86,260
Prologis LP, 4.88%, 06/15/2028	85,000	87,016
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	82,000	84,687
Public Storage Operating Co., 5.13%, 01/15/2029	81,000	83,794
Realty Income Corp., 3.95%, 02/01/2029	86,000	85,713
Regions Financial Corp., 1.80%, 08/12/2028	91,000	85,766
RenaissanceRe Holdings Ltd., 3.60%, 04/15/2029	88,000	86,260
Rexford Industrial Realty LP, 5.00%, 06/15/2028	84,000	85,429
RGA Global Funding, 4.35%, 08/25/2028 (a)	86,000	86,330
Royal Bank of Canada, 4.50% to 08/06/2028 then SOFR + 0.89%, 08/06/2029	83,000	83,863
Santander Holdings USA, Inc., 6.17% to 01/09/2029 then SOFR + 2.50%, 01/09/2030	82,000	85,616
SBL Holdings, Inc., 5.90%, 09/26/2028 (a)	86,000	85,208
SiriusPoint Ltd., 7.00%, 04/05/2029	80,000	84,112
Sixth Street Lending Partners, 6.50%, 03/11/2029	82,000	85,244
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/2029	83,000	85,164
State Street Corp., 5.68% to 11/21/2028 then SOFR + 1.48%, 11/21/2029	82,000	85,946
Store Capital LLC, 4.63%, 03/15/2029	86,000	85,718
Sun Communities Operating LP, 2.30%, 11/01/2028	89,000	84,605
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	86,000	86,849
Toronto-Dominion Bank, 4.11%, 10/13/2028	86,000	86,198
UDR, Inc., 4.40%, 01/26/2029	87,000	87,693
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	81,000	84,028
Ventas Realty LP, 4.40%, 01/15/2029	87,000	87,459
VICI Properties LP / VICI Note Co., Inc., 3.88%, 02/15/2029 (a)	88,000	86,251
WEA Finance LLC, 4.13%, 09/20/2028 (a)	87,000	86,362
Webster Financial Corp., 4.10%, 03/25/2029	88,000	86,852
Wells Fargo & Co., 4.08% to 09/15/2028 then SOFR + 0.88%, 09/15/2029	86,000	85,969
Welltower OP LLC, 2.05%, 01/15/2029	93,000	87,630
Western-Southern Global Funding, 4.50%, 07/16/2028 (a)	85,000	85,693
Westpac Banking Corp., 5.05%, 04/16/2029	82,000	85,151
Willis North America, Inc., 4.50%, 09/15/2028	86,000	86,669
		12,639,022

Health Care - 7.8%
AbbVie, Inc., 4.80%, 03/15/2029	84,000	86,210
Advocate Health & Hospitals Corp., 3.83%, 08/15/2028	88,000	87,834
Amgen, Inc., 3.00%, 02/22/2029	90,000	87,160
Astrazeneca Finance LLC, 4.85%, 02/26/2029	85,000	87,390
Baxter International, Inc., 2.27%, 12/01/2028	91,000	85,705
Becton Dickinson & Co., 4.87%, 02/08/2029	85,000	86,726
Bon Secours Mercy Health, Inc., 4.30%, 07/01/2028	86,000	86,305
Bristol-Myers Squibb Co., 4.90%, 02/22/2029	85,000	87,408
Cardinal Health, Inc., 5.13%, 02/15/2029	85,000	87,644
Centene Corp., 2.45%, 07/15/2028	91,000	84,835
CHRISTUS Health, 4.34%, 07/01/2028	87,000	87,368
Cigna Group, 4.38%, 10/15/2028	85,000	85,846
CSL Finance PLC, 4.05%, 04/27/2029 (a)	86,000	85,999
CVS Health Corp., 5.00%, 01/30/2029	86,000	87,989
Edwards Lifesciences Corp., 4.30%, 06/15/2028	87,000	87,311
Elevance Health, Inc., 4.00%, 09/15/2028	86,000	85,815
Eli Lilly & Co., 4.00%, 10/15/2028	86,000	86,583
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	87,000	86,978
HCA, Inc., 5.20%, 06/01/2028	85,000	87,163
Humana, Inc., 5.75%, 12/01/2028	82,000	85,330
IQVIA, Inc., 6.25%, 02/01/2029	82,000	86,443
McKesson Corp., 4.90%, 07/15/2028	80,000	81,904
Merck & Co., Inc., 4.05%, 05/17/2028	87,000	87,620
PeaceHealth Obligated Group, 4.34%, 11/15/2028	86,000	86,495
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	87,000	88,048
Revvity, Inc., 1.90%, 09/15/2028	93,000	87,478
Sanofi SA, 3.80%, 11/03/2028	86,000	86,145
Solventum Corp., 5.40%, 03/01/2029	83,000	85,836
SSM Health Care Corp., 4.89%, 06/01/2028	84,000	85,432
Stryker Corp., 4.85%, 12/08/2028	85,000	87,147
Sutter Health, 3.70%, 08/15/2028	86,000	85,581
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	85,000	87,675
UnitedHealth Group, Inc., 4.40%, 06/15/2028	86,000	87,034
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	80,000	82,792
Zoetis, Inc., 4.15%, 08/17/2028	86,000	86,529
		3,025,758

Industrials - 10.8%
3M Co., 3.38%, 03/01/2029	88,000	86,280
Amphenol Corp., 3.90%, 11/15/2028	86,000	86,039
Boeing Co., 6.30%, 05/01/2029	82,000	87,211
Canadian National Railway Co., 6.90%, 07/15/2028	79,000	84,911
Canadian Pacific Railway Co., 4.00%, 06/01/2028	86,000	86,033
Caterpillar Financial Services Corp., 4.10%, 08/15/2028	86,000	86,600
CNH Industrial Capital LLC, 5.10%, 04/20/2029	84,000	86,061
CSX Corp., 4.25%, 03/15/2029	86,000	86,860
Cummins, Inc., 4.25%, 05/09/2028	85,000	85,716
Eaton Corp., 4.35%, 05/18/2028	85,000	85,977
Element Fleet Management Corp., 6.32%, 12/04/2028 (a)	82,000	86,529
Emerson Electric Co., 2.00%, 12/21/2028	91,000	86,187
Entegris, Inc., 4.75%, 04/15/2029 (a)	86,000	85,832
General Dynamics Corp., 3.75%, 05/15/2028	87,000	87,157
GFL Environmental, Inc., 3.50%, 09/01/2028 (a)	88,000	86,343
HEICO Corp., 5.25%, 08/01/2028	84,000	86,543
Honeywell International, Inc., 4.25%, 01/15/2029	86,000	86,769
Howmet Aerospace, Inc., 3.00%, 01/15/2029	91,000	88,330
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	91,000	86,018
Ingersoll Rand, Inc., 5.40%, 08/14/2028	85,000	87,969
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	82,000	86,529
John Deere Capital Corp., 4.25%, 06/05/2028	86,000	86,923
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/2029	82,000	85,549
Kennametal, Inc., 4.63%, 06/15/2028	86,000	86,419
L3Harris Technologies, Inc., 4.40%, 06/15/2028	87,000	87,684
Lennox International, Inc., 5.50%, 09/15/2028	82,000	84,829
Lockheed Martin Corp., 4.15%, 08/15/2028	85,000	85,585
MasTec, Inc., 4.50%, 08/15/2028 (a)	87,000	86,824
Nordson Corp., 5.60%, 09/15/2028	85,000	87,875
Norfolk Southern Corp., 3.80%, 08/01/2028	87,000	86,690
Northrop Grumman Corp., 4.60%, 02/01/2029	82,000	83,457
Oshkosh Corp., 4.60%, 05/15/2028	86,000	86,769
Otis Worldwide Corp., 5.25%, 08/16/2028	81,000	83,555
PACCAR Financial Corp., 4.00%, 08/08/2028	86,000	86,488
Quanta Services, Inc., 4.30%, 08/09/2028	86,000	86,469
Republic Services, Inc., 4.88%, 04/01/2029	82,000	84,225
Rockwell Automation, Inc., 3.50%, 03/01/2029	86,000	84,705
RTX Corp., 5.75%, 01/15/2029	79,000	82,911
Ryder System, Inc., 5.38%, 03/15/2029	82,000	84,971
Timken Co., 4.50%, 12/15/2028	86,000	86,507
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	86,000	85,379
Trimble, Inc., 4.90%, 06/15/2028	86,000	87,332
Union Pacific Corp., 3.70%, 03/01/2029	86,000	85,385
United Parcel Service, Inc., 3.40%, 03/15/2029	88,000	86,741
Veralto Corp., 5.35%, 09/18/2028	84,000	86,732
Waste Connections, Inc., 3.50%, 05/01/2029	86,000	84,773
Waste Management, Inc., 3.88%, 01/15/2029	87,000	86,874
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (d)	86,000	87,047
XPO, Inc., 6.25%, 06/01/2028 (a)	81,000	82,656
		4,217,248

Materials - 4.7%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	86,000	86,887
Amcor Finance USA, Inc., 4.50%, 05/15/2028	84,000	84,441
Avery Dennison Corp., 4.88%, 12/06/2028	86,000	87,789
BHP Billiton Finance USA Ltd., 5.10%, 09/08/2028	86,000	88,630
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.70%, 06/01/2028 (a)	88,000	87,057
Dow Chemical Co., 4.80%, 11/30/2028	82,000	83,142
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (a)	38,000	38,498
Eastman Chemical Co., 4.50%, 12/01/2028	85,000	85,588
Ecolab, Inc., 4.30%, 06/15/2028	86,000	86,863
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	87,000	86,859
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	86,000	86,941
Glencore Funding LLC, 5.37%, 04/04/2029 (a)	84,000	86,826
International Flavors & Fragrances, Inc., 4.45%, 09/26/2028	86,000	86,485
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (a)	90,000	86,513
Mosaic Co., 5.38%, 11/15/2028	83,000	85,707
Nutrien Ltd., 4.20%, 04/01/2029	84,000	83,941
Rio Tinto Finance USA Ltd., 7.13%, 07/15/2028	78,000	84,163
RPM International, Inc., 4.55%, 03/01/2029	85,000	85,984
Sherwin-Williams Co., 4.30%, 08/15/2028	86,000	86,536
Suzano Austria GmbH, 2.50%, 09/15/2028	91,000	85,994
WRKCo, Inc., 3.90%, 06/01/2028	88,000	87,459
Yara International ASA, 4.75%, 06/01/2028 (a)	85,000	85,785
		1,848,088

Technology - 8.6%
Adobe, Inc., 4.80%, 04/04/2029	84,000	86,372
Analog Devices, Inc., 4.25%, 06/15/2028	86,000	86,688
Apple, Inc., 4.00%, 05/12/2028	86,000	86,693
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	87,000	85,604
Broadcom, Inc., 4.00%, 04/15/2029 (a)	86,000	85,877
CDW LLC / CDW Finance Corp., 3.28%, 12/01/2028	89,000	86,055
Cisco Systems, Inc., 4.85%, 02/26/2029	85,000	87,354
Concentrix Corp., 6.60%, 08/02/2028 (c)	83,000	85,664
Constellation Software, Inc./Canada, 5.16%, 02/16/2029 (a)	85,000	86,940
Dell International LLC / EMC Corp., 4.15%, 02/15/2029	86,000	85,883
DXC Technology Co., 2.38%, 09/15/2028	93,000	87,431
Equifax, Inc., 5.10%, 06/01/2028	84,000	85,675
Gartner, Inc., 4.50%, 07/01/2028 (a)	88,000	87,687
Hewlett Packard Enterprise Co., 4.15%, 09/15/2028	86,000	85,986
HP, Inc., 4.00%, 04/15/2029	86,000	85,161
Intel Corp., 1.60%, 08/12/2028	94,000	88,037
Intuit, Inc., 5.13%, 09/15/2028	85,000	87,758
Jabil, Inc., 5.45%, 02/01/2029	85,000	87,384
KLA Corp., 4.10%, 03/15/2029	86,000	86,295
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	92,000	88,038
Lam Research Corp., 4.00%, 03/15/2029	86,000	86,129
Marvell Technology, Inc., 5.75%, 02/15/2029	80,000	83,607
Microchip Technology, Inc., 5.05%, 03/15/2029	84,000	85,745
Micron Technology, Inc., 5.33%, 02/06/2029	82,000	84,591
Moody's Corp., 4.25%, 02/01/2029	86,000	86,493
Motorola Solutions, Inc., 5.00%, 04/15/2029	84,000	86,127
NVIDIA Corp., 1.55%, 06/15/2028	89,000	84,492
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028	86,000	86,251
Oracle Corp., 4.80%, 08/03/2028	85,000	85,833
QUALCOMM, Inc., 1.30%, 05/20/2028	94,000	88,476
Roper Technologies, Inc., 4.25%, 09/15/2028	86,000	86,404
S&P Global, Inc., 2.70%, 03/01/2029	90,000	86,378
Salesforce, Inc., 1.50%, 07/15/2028	90,000	85,073
TD SYNNEX Corp., 4.30%, 01/17/2029	86,000	85,967
Texas Instruments, Inc., 4.60%, 02/08/2029	85,000	86,947
Verisk Analytics, Inc., 4.13%, 03/15/2029	86,000	86,046
VMware LLC, 1.80%, 08/15/2028	91,000	85,878
Western Digital Corp., 2.85%, 02/01/2029	92,000	87,325
Workday, Inc., 3.70%, 04/01/2029	86,000	84,898
		3,365,242

Utilities - 9.0%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (a)	82,000	85,925
Ameren Corp., 5.00%, 01/15/2029	84,000	85,970
American Electric Power Co., Inc., 5.20%, 01/15/2029	83,000	85,742
American Water Capital Corp., 3.75%, 09/01/2028	87,000	86,665
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (a)	85,000	85,318
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (a)	85,000	86,673
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	82,000	84,684
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028	87,000	87,211
Consumers Energy Co., 4.90%, 02/15/2029	85,000	87,315
Dominion Energy, Inc., 4.60%, 05/15/2028	84,000	85,087
DTE Energy Co., 5.10%, 03/01/2029	83,000	85,221
Duke Energy Corp., 4.85%, 01/05/2029	86,000	87,819
Enel Chile SA, 4.88%, 06/12/2028	82,000	83,112
Entergy Corp., 1.90%, 06/15/2028	90,000	85,343
Essential Utilities, Inc., 3.57%, 05/01/2029	86,000	84,180
Exelon Corp., 5.15%, 03/15/2029	84,000	86,501
Georgia Power Co., 4.00%, 10/01/2028	86,000	86,191
Jersey Central Power & Light Co., 4.15%, 01/15/2029 (a)	86,000	86,045
Liberty Utilities Co., 5.58%, 01/31/2029 (a)	85,000	87,995
Narragansett Electric Co., 3.92%, 08/01/2028 (a)	86,000	85,709
National Fuel Gas Co., 4.75%, 09/01/2028	86,000	86,850
National Grid PLC, 5.60%, 06/12/2028	84,000	86,811
National Rural Utilities Cooperative Finance Corp., 4.15%, 08/25/2028	86,000	86,489
New York State Electric & Gas Corp., 5.65%, 08/15/2028 (a)	84,000	87,525
NextEra Energy Capital Holdings, Inc., 4.90%, 03/15/2029	84,000	86,128
Oklahoma Gas and Electric Co., 3.80%, 08/15/2028	86,000	85,641
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	85,000	85,641
ONE Gas, Inc., 5.10%, 04/01/2029	82,000	84,605
Pacific Gas and Electric Co., 5.00%, 06/04/2028	86,000	87,397
PacifiCorp, 5.10%, 02/15/2029	85,000	86,625
Pinnacle West Capital Corp., 4.90%, 05/15/2028	85,000	86,459
Public Service Co. of New Hampshire, 4.40%, 07/01/2028	86,000	86,913
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	82,000	84,521
Puget Energy, Inc., 2.38%, 06/15/2028	88,000	84,067
San Diego Gas & Electric Co., 4.95%, 08/15/2028	86,000	88,068
Southern California Edison Co., 5.65%, 10/01/2028	82,000	84,830
Tampa Electric Co., 4.90%, 03/01/2029	83,000	85,044
United Utilities PLC, 6.88%, 08/15/2028	80,000	85,531
Vistra Operations Co. LLC, 4.30%, 10/15/2028 (a)	86,000	85,779
WEC Energy Group, Inc., 2.20%, 12/15/2028	91,000	86,152
Xcel Energy, Inc., 4.00%, 06/15/2028	86,000	85,928
		3,525,710
TOTAL CORPORATE BONDS (Cost $38,201,157)		38,423,196

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (e)	196,113	196,113
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $196,113)		196,113

TOTAL INVESTMENTS - 98.9% (Cost $38,397,270)		38,619,309
Other Assets in Excess of Liabilities - 1.1%		415,113
TOTAL NET ASSETS - 100.0%		$39,034,422

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $6,677,993 or 17.1% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $191,862.
(d)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

F/m 3-Year Investment Grade Corporate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$38,423,196	$–	$38,423,196
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	196,113
Total Investments	$–	$38,423,196	$–	$38,619,309

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $196,113 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.